Earnings per Share (Tables)	12 Months Ended
Oct. 31, 2021
Earnings per share [abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and diluted earnings per share for the years ended October 31, 2021, October 31, 2020, and October 31, 2019.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the years ended October 31
	2021	2020	2019
Basic earnings per share
Net income attributable to common shareholders	$14,049	$11,628	$11,416

Weighted-average number of common shares outstanding (millions)	1,817.7	1,807.3	1,824.2
Basic earnings per share (Canadian dollars)	$7.73	$6.43	$6.26
Diluted earnings per share
Net income attributable to common shareholders	$14,049	$11,628	$11,416

Net income available to common shareholders including impact of dilutive securities	14,049	11,628	11,416
Weighted-average number of common shares outstanding (millions)	1,817.7	1,807.3	1,824.2
Effect of dilutive securities

Stock options potentially exercisable (millions) 1	2.5	1.5	3.1

Weighted-average number of common shares outstanding – diluted (millions)	1,820.2	1,808.8	1,827.3
Diluted earnings per share (Canadian dollars) 1	$7.72	$6.43	$6.25

1
For the years ended October 31, 2021 and October 31, 2019, no outstanding options were excluded from the computation of diluted earnings per share. For the year ended October 31, 2020, the computation of diluted earnings per share excluded average options outstanding of 7.5 million with a weighted-average exercise price of $70.04, as the option price was greater than the average market price of the Bank’s common shares.